Unaudited condensed consolidated interim income statement - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	£ 7,227	£ 7,221
Costs of services	(6,187)	(6,157)
Gross profit	1,040	1,064
General and administrative costs	(617)	(758)
Operating profit	423	306
Earnings from associates - after interest and tax	16	1
Profit before interest and taxation	439	307
Finance and investment income	74	103
Finance costs	(210)	(231)
Revaluation and retranslation of financial instruments	35	25
Profit before taxation	338	204
Taxation	(92)	(55)
Profit for the period	246	149
Attributable to:
Equity holders of the parent	205	112
Non-controlling interests	41	37
Total Equity holders of the parent	£ 246	£ 149
Earnings per share
Basic earnings per ordinary share (pounds per share)	£ 0.191	£ 0.105
Diluted earnings per ordinary share (pounds per share)	£ 0.188	£ 0.103